Provision for credit losses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Provision for credit losses
Loans held at amortized cost	SFr 264	SFr 427	SFr 15	SFr 691	SFr 90
Other financial assets held at amortized cost	21	15	9	36	12
Off-balance sheet credit exposures	11	126	1	137	4
Provision for credit losses	296	SFr 568	25	864	106
Bank
Provision for credit losses
Loans held at amortized cost				691	90
Other financial assets held at amortized cost				32	11
Off-balance sheet credit exposures				137	5
Provision for credit losses	SFr 292		SFr 25	SFr 860	SFr 106